Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 7 – Subsequent Events

One May 10, 2023, the Company held the final closing of the Offering, pursuant to which they issued an aggregate of 570,166 shares of its common stock for aggregate gross proceeds of $1,710,500. Pursuant to the final closing, the Company paid a cash placement agent fee in the amount of $136,840 and will issue placement agent warrants to purchase up to 44,933 shares of common stock at an exercise price of $3.00 per share.

The Company has evaluated subsequent events and transactions that occurred after March 31, 2023 up through the date the Company issued these unaudited consolidated financial statements on May 15, 2023. All subsequent events requiring recognition as of March 31, 2023 have been incorporated into these unaudited consolidated financial statements and there are no other subsequent events that require disclosure in accordance with FASB ASC Topic 855, “Subsequent Events.”

Note 11 – Subsequent Events Management evaluated subsequent events up to September 27, 2022 the date the financial statements were issued. None were noted.